21. Provision for contingencies (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherLongtermProvisionsLineItems [Line Items]
Provision for contingencies, beginning	R$ 1,107	R$ 1,177
Additions	1,747	1,428
Payments	(1,021)	(447)
Reversals	(1,017)	(753)
Transfer to instalments taxes		(131)
Monetary adjustment	159	167
Liabilities related to assets available to sell and discontinued operations	260	(334)
Provision for contingencies, ending	1,235	1,107
PIS/COFINS
DisclosureOfOtherLongtermProvisionsLineItems [Line Items]
Provision for contingencies, beginning	74	148
Additions	119	162
Payments	0	0
Reversals	(65)	(114)
Transfer to instalments taxes		(42)
Monetary adjustment	(4)	(26)
Liabilities related to assets available to sell and discontinued operations	(38)	(54)
Provision for contingencies, ending	86	74
Taxes and other
DisclosureOfOtherLongtermProvisionsLineItems [Line Items]
Provision for contingencies, beginning	563	586
Additions	268	125
Payments	(2)	(37)
Reversals	(93)	(102)
Transfer to instalments taxes		(89)
Monetary adjustment	8	38
Liabilities related to assets available to sell and discontinued operations	(2)	42
Provision for contingencies, ending	742	563
Social security and labor
DisclosureOfOtherLongtermProvisionsLineItems [Line Items]
Provision for contingencies, beginning	331	302
Additions	998	856
Payments	(812)	(301)
Reversals	(597)	(328)
Transfer to instalments taxes		0
Monetary adjustment	118	116
Liabilities related to assets available to sell and discontinued operations	253	(314)
Provision for contingencies, ending	291	331
Civil
DisclosureOfOtherLongtermProvisionsLineItems [Line Items]
Provision for contingencies, beginning	105	109
Additions	316	241
Payments	(183)	(94)
Reversals	(229)	(178)
Transfer to instalments taxes		0
Monetary adjustment	32	34
Liabilities related to assets available to sell and discontinued operations	48	(7)
Provision for contingencies, ending	89	105
Regulatory
DisclosureOfOtherLongtermProvisionsLineItems [Line Items]
Provision for contingencies, beginning	34	32
Additions	46	44
Payments	(24)	(15)
Reversals	(33)	(31)
Transfer to instalments taxes		0
Monetary adjustment	5	5
Liabilities related to assets available to sell and discontinued operations	(1)	(1)
Provision for contingencies, ending	R$ 27	R$ 34